Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Global Strategic Income Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Global Strategic Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	3.35	0.88	0.79
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 79,791,961
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 529,480
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On
December 6, 2024
, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund,
along with corresponding changes to its principal investment strategies, principal risks, and benchmarks.
These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Variable Portfolio – Global Strategic Income Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Global Strategic Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder repor t contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	3.30	0.63	0.55
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 79,791,961
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 529,480
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On December 6, 2024, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund, along with corresponding changes to its principal investment strategies, principal risks, and benchmarks. These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Variable Portfolio – Global Strategic Income Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Global Strategic Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Overall, sector allocation decisions contributed to performance, primarily from non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance, primarily from positive selection in non-dollar developed market debt along with emerging market debt. There was also positive selection in investment-grade corporate bonds, commercial mortgages, and asset-backed securities.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year. Also, duration exposure in emerging market debt securities underperformed relative to the benchmark.
Allocation
| While sector allocation decisions contributed to relative performance, it was partially offset by detractors from relative performance, including an overweight to emerging market debt.
Security selection
| Security selection decisions contributed to relative performance, but was partially offset by negative security selection in high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	3.25	0.73	0.65
Bloomberg Global Aggregate Hedged USD Index	3.40	0.48	2.01
Bloomberg Global Credit Hedged USD Index	3.52	0.60	2.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 79,791,961
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 529,480
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 79,791,961
Total number of portfolio holdings	823
Management services fees (represents 0.65% of Fund average net assets)	$ 529,480
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 05/31/2026 4.875%	2.5%
Peachtree Corners Funding Trust 02/15/2025 3.976%	1.4%
Gaci First Investment Co. 10/13/2032 5.250%	1.0%
A&D Mortgage Trust 07/25/2069 6.451%	0.9%
CMS Energy Corp. 11/15/2025 3.600%	0.9%
Bank of America Corp. 03/22/2031 0.694%	0.8%
Angel Oak Mortgage Trust 11/25/2067 4.650%	0.8%
Exeter Automobile Receivables Trust 07/17/2028 2.900%	0.7%
JPMorgan Chase & Co. 07/25/2031 1.001%	0.7%
Pagaya AI Debt Grantor Trust 10/15/2031 7.270%	0.6%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On December 6, 2024, the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund, along with corresponding changes to its principal investment strategies, principal risks, and benchmarks. These changes will be effective on or about May 1, 2025.
The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.

Material Fund Change Name [Text Block]	the Fund supplemented its prospectus to announce that the Fund’s name will be changed to Columbia Variable Portfolio - Corporate Bond Fund
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategies will be: Under normal market conditions, the Fund invests at least 80% of its net assets in corporate bonds. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
Material Fund Change Risks Change [Text Block]	As a result of the principal investment strategy changes, the following risks will be removed: Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature